UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Interactive Financial Advisors
Address:  2215 York Road, Suite 306
          Oak Brook, IL  60523

Form 13F File Number:  028-12638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Joanne M. Woiteshek
Title:    Chief Compliance Officer
Phone:    630-472-1300

Signature, Place, and Date of Signing:

   /s/ Joanne M. Woiteshek            Oak Brook, IL            October 8, 2012
   -----------------------            -------------            ---------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           66
                                         -----------

Form 13F Information Table Value Total:  $   154,480
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

               COLUMN 1                COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                       TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
            NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
-------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ---------
FEDERATED PRIME CASH SERIES FUND Total MM       147551105       1,704   1,704,463 SH       Sole                            1,704,463
EGA EMERGING GLOBAL SHS TR EMERGING
  GLOBAL SHS INDXX CHINA
  INFRASTRUCTURE Total                 ETF      268461837          12         750 SH       Sole                                  750
FIDELITY CASH RESERVE FUND RETAIL
  CLASS Total                          MM       316067107         163     162,773 SH       Sole                              162,773
FORD MOTOR COMPANY Total               C        345370860           4         400 SH       Sole                                  400
ISHARES COMEX GOLD TR ISHARES Total    WF       464285105         869      50,293 SH       Sole                               50,293
ISHARES MSCI PACIFIC EX-JAPAN Total    ETF      464286665          47       1,047 SH       Sole                                1,047
ISHARES TR DOW JONES SELECT DIV INDEX
  FD Total                             ETF      464287168         106       1,835 SH       Sole                                1,835
ISHARES TR BARCLAYS TIPS BD FD
  PROTECTED SECS FD Total              ETF      464287176       8,261      67,845 SH       Sole                               67,845
ISHARES TR FTSE CHINA 25 INDEX FD
  Total                                ETF      464287184          24         689 SH       Sole                                  689
ISHARES S&P 500 INDEX FD Total         ETF      464287200      27,911     193,291 SH       Sole                              193,291
ISHARES TR BARCLAYS US AGGREGATE BD
  FD Total                             ETF      464287226      28,838     256,456 SH       Sole                              256,456
ISHARES IBOXX INVESTOP INVESTMENT
  GRADE CORP BD FD Total               ETF      464287242       6,982      57,341 SH       Sole                               57,341
ISHARES S&P GROWTH INDEX FD Total      ETF      464287309         265       3,405 SH       Sole                                3,405
ISHARES S&P GLOBAL ENERGY SECTOR
  INDEX FUND Total                     ETF      464287341          90       2,285 SH       Sole                                2,285
ISHARES GOLDMAN SACHS NATURAL
  RESOURCES INDEX FUND Total           ETF      464287374          13         329 SH       Sole                                  329
ISHARES TR S&P LATIN AMER 40 INDEX
  FUND Total                           ETF      464287390          40         933 SH       Sole                                  933
ISHARES S&P VALUE INDEX FD Total       ETF      464287408       1,736      26,388 SH       Sole                               26,388
ISHARES TR BARCLAYS 20+ TREAS BD FD
  Total                                ETF      464287432       1,315      10,585 SH       Sole                               10,585
ISHARES TR BARCLAYS 7-10 YR TRES Total ETF      464287440       1,402      12,923 SH       Sole                               12,923
ISHARES TR BARCLAYS 1-3 YR TREAS
  INDEX FD Total                       ETF      464287457       2,955      34,967 SH       Sole                               34,967
ISHARES MSCI EAFE INDEX FUND Total     ETF      464287465       1,579      29,791 SH       Sole                               29,791
ISHARES RUSSELL MIDCAP INDEX FUND
  Total                                ETF      464287499           3          27 SH       Sole                                   27
ISHARES TR COHEN & STEERS REALTY
  MAJORS INDEX FD Total                ETF      464287564         811      10,418 SH       Sole                               10,418
ISHARES S&P MIDCAP 400 GROWTH INDEX
  FD Total                             ETF      464287606           4          36 SH       Sole                                   36
ISHARES RUSSELL 2000 VALUE INDEX FUND
  Total                                ETF      464287630      12,256     165,753 SH       Sole                              165,753
ISHARES RUSSELL 2000 INDEX FUND Total  ETF      464287655       1,717      20,583 SH       Sole                               20,583
ISHARES S&P SMALLCAP 600 GROWTH INDEX
  FD Total                             ETF      464287887           4          48 SH       Sole                                   48
ISHARES MSCI ACWI EX US INDEX FD ETF
  Total                                ETF      464288240         122       3,104 SH       Sole                                3,104
ISHARES TRUST - ISHARES MSCI ACWI
  INDEX FUND Total                     ETF      464288257          18         375 SH       Sole                                  375
ISHARES TR JPMORGAN USD EMERGING MKTS
  BD FD Total                          ETF      464288281           2          17 SH       Sole                                   17
ISHARES S&P NATIONAL Total             ETF      464288414           7          66 SH       Sole                                   66
ISHARES TRUST - ISHARES FTSE
  EPRA/NAREIT GLOBAL REAL ESTATE
  EX-U.S. INDEX FUND Total             ETF      464288489         162       5,203 SH       Sole                                5,203
ISHS FTSE NRT RES ID Total             ETF      464288562          23         478 SH       Sole                                  478
ISHARES TR BARCLAYS INTERMED CR BD FD
  Total                                ETF      464288638       9,470      84,983 SH       Sole                               84,983
ISHARES TR BARCLAYS 1-3 YR CR BD FD
  Total                                ETF      464288646         102         965 SH       Sole                                  965
ISHARES TR SP US PFD Total             ETF      464288687       2,218      55,650 SH       Sole                               55,650
ISHARES TRUST ISHARES S&P GLOBAL
  MATERIALS SECTOR INDEX FUND Total    ETF      464288695          56         942 SH       Sole                                  942
ISHARES TRUST ISHARES MSCI VALUE
  INDEX FUND Total                     ETF      464288877      10,971     241,589 SH       Sole                              241,589
MOTOROLA INC COM NEW Total             C        620076307           1          20 SH       Sole                                   20
SCHWAB STRATEGIC TR US REIT ETF Total  ETF      808524847          22         731 SH       Sole                                  731
VANGUARD DIVIDEND APPRECIATION VIPERS
  Total                                ETF      921908844      15,050     252,178 SH       Sole                              252,178
VANGUARD HIGH DIVIDE Total             ETF      921946406          76       1,515 SH       Sole                                1,515
VANGUARD INTL EQUITY FDS FTSE ALL
  WORLD EX USA SMALL CAP INDEX FD ETF
  SHS Total                            ETF      922042718           4          48 SH       Sole                                   48
VANGUARD INTL EQUITY INDEX FDS MSCI
  EMERGING MKTS ETF Total              ETF      922042858         170       4,083 SH       Sole                                4,083
VANGUARD LARGE-CAP VIPERS Total        ETF      922908637       1,001      15,239 SH       Sole                               15,239
WELLS FARGO & CO NEW COM Total         C        949746101         118       3,404 SH       Sole                                3,404
CLAYMORE EXCHANGE TRADED FD TR 2
  CLAYMORE S&P GLOBAL WATER Total      ETF      18383Q507         271      12,517 SH       Sole                               12,517
CURRENCYSHARES SWISS FRANC TR SWISS
  FRANC SHS Total                      ETF      23129V109          30         290 SH       Sole                                  290
CURRENCYSHARES EURO TRUST EURO
  CURRENCY SHARES Total                ETF      23130C108           2          12 SH       Sole                                   12
DWS MON MKT PRIME SERIES- DWS MON MKT
  FUND Total                           MM       23339A101         163     162,760 SH       Sole                              162,760
FLEXSHARES TR MORNINGSTAR GLOBAL
  UPSTREAM NAT RES INDEX FD Total      ETF      33939L407           2          62 SH       Sole                                   62
FLEXSHARES TR IBOXX 3 YR TARGET
  DURATION TIPS INDEX FD Total         ETF      33939L506       1,206      47,258 SH       Sole                               47,258
ISHARES SILVER TRUST Total             WF       46428Q109         173       5,161 SH       Sole                                5,161
FEDERATED US TREASURY CASH RESERVES
  FUND INSTITUTIONAL CLASS Total       MM       60934N682         163     162,749 SH       Sole                              162,749
SPDR GOLD TR GOLD SHS Total            WF       78463V107          21         125 SH       Sole                                  125
SPDR INDEX SHS FDS S&P EMERGING ASIA
  PAC ETF Total                        ETF      78463X301          37         515 SH       Sole                                  515
ST SPDR SP BRIC 40 Total               ETF      78463X798         117       5,118 SH       Sole                                5,118
SPDR SERIES TRUST DB INT'L GOV'T
  INFLATION-PROTECTED BOND ETF Total   ETF      78464A490         120       1,935 SH       Sole                                1,935
SPDR LEHMAN INT'L TREASURY BOND ETF
  Total                                ETF      78464A516       9,419     152,931 SH       Sole                              152,931
SELECT SECTOR SPDR FD HEALTH CARE
  Total                                ETF      81369Y209         581      14,477 SH       Sole                               14,477
CONSUMER STAPLES SPDR Total            ETF      81369Y308         357       9,958 SH       Sole                                9,958
ENERGY SELECT SECTOR SPDR FUND Total   ETF      81369Y506       1,122      15,284 SH       Sole                               15,284
UTILITIES SELECT SECTOR SPDR FUND
  Total                                ETF      81369Y886          84       2,317 SH       Sole                                2,317
VANGUARD INTERMEDIATE TERM CORP BOND
  INDEX FD ETF Total                   ETF      92206C870         165       1,881 SH       Sole                                1,881
VISA INC COM CL A Total                C        92826C839          11          85 SH       Sole                                   85
WISDOMETREE TR HIGH YIELDING EQUITY
  FD Total                             ETF      97717W208       1,732      36,612 SH       Sole                               36,612